Other Provisions - Summary of Other Provisions (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	S/ 429,366	S/ 328,435
Provisions, current	92,757	113,483
Provisions, not current	336,609	214,952
Legal claims [member]
Disclosure of other provisions [line items]
Provisions	375,596	272,274
Provisions, current	80,456	101,266
Provisions, not current	295,140	171,008
Tax claims [member]
Disclosure of other provisions [line items]
Provisions	5,630	6,045
Provisions, current	1,954	2,369
Provisions, not current	3,676	3,676
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions	52,949	50,116
Provisions, current	10,837	9,848
Provisions, not current	S/ 42,112	S/ 40,268